S000076294 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	16.47%
Performance Inception Date		Jun. 01, 2022
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.09%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	15.09%	16.53%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.85%	16.28%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.10%	13.10%
Performance Inception Date		Jun. 01, 2022